T. ROWE PRICE Retirement Income 2020 Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 46.6%
T. Rowe Price Funds:
New Income Fund  24,716 1,148 908 3,182,021 25,393
Limited Duration Inflation Focused
Bond Fund  20,378 683 746 4,429,929 20,998
International Bond Fund (USD
Hedged)  8,887 463 312 1,060,372 9,003
Dynamic Global Bond Fund  5,844 243 225 755,289 5,899
U.S. Treasury Long-Term Index
Fund  5,325 329 231 769,151 5,661
Emerging Markets Bond Fund  5,315 230 189 586,631 5,397
High Yield Fund  5,191 215 502 837,195 4,914
Dynamic Credit Fund  2,138 160 84 250,160 2,224
Floating Rate Fund  1,690 76 59 183,426 1,687
Total Bond Mutual Funds (Cost $86,324) 81,176
EQUITY MUTUAL FUNDS 51.3%
T. Rowe Price Funds:
Value Fund  12,644 331 420 281,589 13,221
Growth Stock Fund  12,701 309 560 116,287 11,292
Hedged Equity Fund  9,322 231 306 742,503 9,066
U.S. Large-Cap Core Fund  8,871 221 392 210,746 8,415
Equity Index 500 Fund  8,264 550 442 54,240 8,001
International Value Equity Fund  6,005 206 196 356,627 6,808
Overseas Stock Fund  6,362 164 211 502,914 6,744
Real Assets Fund  5,719 176 208 407,535 6,032
International Stock Fund  5,435 142 178 278,074 5,631
Mid-Cap Growth Fund  3,129 77 174 30,113 2,822
Mid-Cap Value Fund  2,895 71 168 87,640 2,723
Emerging Markets Discovery Stock
Fund  2,221 80 77 163,863 2,350
Emerging Markets Stock Fund  1,960 80 75 58,583 2,028
Small-Cap Value Fund  1,811 45 61 33,962 1,699
Small-Cap Stock Fund  1,591 38 124 26,736 1,424
New Horizons Fund (3) 1,434 34 44 24,847 1,267
Total Equity Mutual Funds (Cost $71,328) 89,523

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
3/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds  2.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.41% (4) 3,678 781 818 3,641,051 3,641
Total Short-Term Investments (Cost $3,641) 3,641
Total Investments in Securities 100.0%
(Cost $161,293) $ 174,340
Other Assets Less Liabilities (0.0)% (70)
Net Assets 100.0% $ 174,270
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $0 and $11, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 10 $ 47
Dynamic Global Bond Fund  (23) 37 92
Emerging Markets Bond Fund  (12) 41 96
Emerging Markets Discovery Stock Fund  3 126 —
Emerging Markets Stock Fund  (3) 63 —
Equity Index 500 Fund  — (371) 25
Floating Rate Fund  — (20) 33
Growth Stock Fund  (4) (1,158) —
Hedged Equity Fund  (3) (181) —
High Yield Fund  (41) 10 92
International Bond Fund (USD Hedged)  (7) (35) 83
International Stock Fund  8 232 —
International Value Equity Fund  8 793 —
Limited Duration Inflation Focused Bond Fund  (61) 683 98
Mid-Cap Growth Fund  2 (210) —
Mid-Cap Value Fund  — (75) —
New Horizons Fund  — (157) —
New Income Fund  (57) 437 304
Overseas Stock Fund  3 429 —
Real Assets Fund  (3) 345 —
Small-Cap Stock Fund  (5) (81) —
Small-Cap Value Fund  (2) (96) —
U.S. Large-Cap Core Fund  (2) (285) —
U.S. Treasury Long-Term Index Fund  (38) 238 57
Value Fund  15 666 —
U.S. Treasury Money Fund, 4.41% — — 41
Affiliates not held at period end 8 (10) —
Totals $ (214)# $ 1,431 $ 968+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $968 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Income 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1083-054Q1 03/25